ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2013	2014
	US$	US$
Salaries and social welfare payables	6,595	9,192
Taxes payables except for income taxes	10,246	4,857
Rental payables	714	732
Accrued legal and professional expenses	3,680	3,166
Accrued traveling and entertainment expenses	514	631
Accrued office related expense	1,027	2,974
Accrued interests payable in connection with convertible debts	1,418	1,466
Loan from the third parties	—	10,140
Others	2,207	2,081
Total	26,401	35,239